Financial instruments and risk management - Risk management (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Customer A | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	41.00%	11.00%
Customer B | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	34.00%	14.00%
Customer C | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	6.00%
Customer D | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	8.00%	28.00%
Customer E | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	1.00%	29.00%
Customer F | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	42.00%	11.00%
Customer G | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	21.00%	1.00%
Customer H | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%	6.00%
Customer I | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	2.00%	26.00%
Customer J | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	49.00%
Credit facilities
Concentration Risk [Line Items]
Outstanding balance, long-term debt	CAD 28.6	CAD 5.5
Basis points	100.00%
Corresponding change in annual interest expense	CAD 0.3